Reportable Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
REPORTABLE SEGMENT INFORMATION
REPORTABLE SEGMENT INFORMATION
The Company reports its segment information in the same way that management internally organizes its business for assessing performance and making decisions regarding allocation of resources in accordance with the Segment Reporting Topic of the ASC. The Company has determined that it has four reportable operating segments: Paint Stores Group, Consumer Group, Global Finishes Group and Latin America Coatings Group (individually, a "Reportable Segment" and collectively, the “Reportable Segments”). Factors considered in determining the four Reportable Segments of the Company include the nature of business activities, the management structure directly accountable to the Company’s chief operating decision maker (CODM) for operating and administrative activities, availability of discrete financial information and information presented to the Board of Directors. The Company reports all other business activities and immaterial operating segments that are not reportable in the Administrative segment. See pages 6 through 15 of this report for more information about the Reportable Segments.
The Company’s CODM has been identified as the Chief Executive Officer because he has final authority over performance assessment and resource allocation decisions. Because of the diverse operations of the Company, the CODM regularly receives discrete financial information about each Reportable Segment as well as a significant amount of additional financial information about certain divisions, business units or subsidiaries of the Company. The CODM uses all such financial information for performance assessment and resource allocation decisions. The CODM evaluates the performance of and allocates resources to the Reportable Segments based on profit or loss before income taxes and cash generated from operations. The accounting policies of the Reportable Segments are the same as those described in Note 1 of this report.
The Paint Stores Group consisted of 4,003 company-operated specialty paint stores in the United States, Canada, Puerto Rico, Virgin Islands, Trinidad and Tobago, St. Maarten, Jamaica, Curacao, Aruba and St. Lucia at December 31, 2014. Each store in this segment is engaged in the related business activity of selling paint, coatings and related products to end-use customers. The Paint Stores Group markets and sells Sherwin-Williams® branded architectural paint and coatings, protective and marine products, OEM product finishes and related items. These products are produced by manufacturing facilities in the Consumer Group. In addition, each store sells selected purchased associated products. The loss of any single customer would not have a material adverse effect on the business of this segment. During 2014, this segment opened 95 net new stores, consisting of 109 new stores opened (95 in the United States, 9 in Canada, 2 in Puerto Rico, 1 in Trinidad, 1 in Jamaica and 1 in St. Lucia) and 14 stores closed (11 in the United States and 3 in Canada). In 2013 and 2012, this segment opened or acquired 388 and 70 net new stores, respectively. A map on the cover flap of this report shows the number of paint stores and their geographic location. The CODM uses discrete financial information about the Paint Stores Group, supplemented with information by geographic region, product type and customer type, to assess performance of and allocate resources to the Paint Stores Group as a whole. In accordance with ASC 280-10-50-9, the Paint Stores Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment.
The Consumer Group develops, manufactures and distributes a variety of paint, coatings and related products to third-party customers primarily in the United States and Canada and the Paint Stores Group. Approximately 66 percent of the total sales of the Consumer Group in 2014 were intersegment transfers of products primarily sold through the Paint Stores Group. Sales and marketing of certain controlled brand and private labeled products is performed by a direct sales staff. The products distributed through third-party customers are intended for resale to the ultimate end-user of the product. The Consumer Group had sales to certain customers that, individually, may be a significant portion of the sales of the segment. However, the loss of any single customer would not have a material adverse effect on the overall profitability of the segment. This segment incurred most of the Company’s capital expenditures related to ongoing environmental compliance measures at sites currently in operation. The CODM uses discrete financial information about the Consumer Group, supplemented with information by product types and customer, to assess performance of and allocate resources to the Consumer Group as a whole. In accordance with ASC 280-10-50-9, the Consumer Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment.
The Global Finishes Group develops, licenses, manufactures, distributes and sells a variety of protective and marine products, automotive finishes and refinish products, OEM product finishes and related products in North and South America, Europe and Asia. This segment meets the demands of its customers for a consistent worldwide product development, manufacturing and distribution presence and approach to doing business. This segment licenses certain technology and trade names worldwide. Sherwin-Williams® and other controlled brand products are distributed through the Paint Stores Group and this segment’s 300 company-operated branches and by a direct sales staff and outside sales representatives to retailers, dealers, jobbers, licensees and other third-party distributors. During 2014, this segment opened 1 new branch in the United States and closed 1 branch in the United States resulting in no net change. At December 31, 2014, the Global Finishes Group consisted of operations in the United States, subsidiaries in 34 foreign countries and income from licensing agreements in 16 foreign countries. The CODM uses discrete financial information about the Global Finishes Group reportable segment, supplemented with information about geographic divisions, business units and subsidiaries, to assess performance of and allocate resources to the Global Finishes Group as a whole. In accordance with ASC 280-10-50-9, the Global Finishes Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment. A map on the cover flap of this report shows the number of branches and their geographic locations.
The Latin America Coatings Group develops, licenses, manufactures, distributes and sells a variety of architectural paint and coatings, protective and marine products, OEM product finishes and related products in North and South America. This segment meets the demands of its customers for consistent regional product development, manufacturing and distribution presence and approach to doing business. Sherwin-Williams® and other controlled brand products are distributed through this segment’s 276 company-operated stores and by a direct sales staff and outside sales representatives to retailers, dealers, licensees and other third-party distributors. During 2014, this segment opened 3 new stores in South America and closed 9 (7 in South America and 2 in Mexico) for a net decrease of 6 stores. At December 31, 2014, the Latin America Coatings Group consisted of operations from subsidiaries in 9 foreign countries, 4 foreign joint ventures and income from licensing agreements in 7 foreign countries. The CODM uses discrete financial information about the Latin America Coatings Group, supplemented with information about geographic divisions, business units and subsidiaries, to assess performance of and allocate resources to the Latin America Coatings Group as a whole. In accordance with ASC 280-10-50-9, the Latin America Coatings Group as a whole is considered the operating segment, and because it meets the criteria in ASC 280-10-50-10, it is also considered a Reportable Segment. A map on the cover flap of this report shows the number of stores and their geographic locations.
The Administrative segment includes the administrative expenses of the Company’s corporate headquarters site. Also included in the Administrative segment was interest expense, interest and investment income, certain expenses related to closed facilities and environmental-related matters, and other expenses which were not directly associated with the Reportable Segments. The Administrative segment did not include any significant foreign operations. Also included in the Administrative segment was a real estate management unit that is responsible for the ownership, management and leasing of non-retail properties held primarily for use by the Company, including the Company’s headquarters site, and disposal of idle facilities. Sales of this segment represented external leasing revenue of excess headquarters space or leasing of facilities no longer used by the Company in its primary businesses. Gains and losses from the sale of property were not a significant operating factor in determining the performance of the Administrative segment.
Net external sales of all consolidated foreign subsidiaries were $2,203,804, $2,129,626 and $2,049,814 for 2014, 2013 and 2012, respectively. Segment profit of all consolidated foreign subsidiaries was $115,629, $106,166 and $158,377 for 2014, 2013 and 2012, respectively. The decrease in segment profit in 2013 was primarily due to Brazil tax assessments and unfavorable currency rate changes. Additionally, 2014 segment profit was adversely impacted by unfavorable currency rate changes. Domestic operations accounted for the remaining net external sales and segment profits. Long-lived assets consisted of Property, plant and equipment, Goodwill, Intangible assets, Deferred pension assets and Other assets. The aggregate total of long-lived assets for the Company was $3,139,272, $3,223,790 and, $3,085,499 at December 31, 2014, 2013 and 2012, respectively. Long-lived assets of consolidated foreign subsidiaries totaled $551,364, $648,908 and $616,869 at December 31, 2014, 2013 and 2012, respectively. Total Assets of the Company were $5,706,052, $6,382,507 and $6,234,737 at December 31, 2014, 2013 and 2012, respectively. Total assets of consolidated foreign subsidiaries were $1,359,991, $1,625,422 and $1,598,996, which represented 23.8 percent, 25.5 percent and 25.6 percent of the Company’s total assets at December 31, 2014, 2013 and 2012, respectively. No single geographic area outside the United States was significant relative to consolidated net sales or operating profits. Export sales and sales to any individual customer were each less than 10 percent of consolidated sales to unaffiliated customers during all years presented.
In the reportable segment financial information that follows, Segment profit was total net sales and intersegment transfers less operating costs and expenses. Identifiable assets were those directly identified with each reportable segment. The Administrative segment assets consisted primarily of cash and cash equivalents, investments, deferred pension assets and headquarters property, plant and equipment. The margin for each reportable segment was based upon total net sales and intersegment transfers. Domestic intersegment transfers were primarily accounted for at the approximate fully absorbed manufactured cost, based on normal capacity volumes, plus customary distribution costs for paint products. Non-paint domestic and all international intersegment transfers were accounted for at values comparable to normal unaffiliated customer sales. All intersegment transfers are eliminated within the Administrative segment.

(millions of dollars)	2014
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$6,852	$1,421	$2,081	$771	$5		$11,130
Intersegment transfers		2,745	8	40	(2,793)
Total net sales and intersegment transfers	$6,852	$4,166	$2,089	$811	$(2,788)		$11,130
Segment profit	$1,201	$253	$201	$40			$1,695
Interest expense					$(64)		(64)
Administrative expenses and other					(373)		(373)
Income before income taxes	$1,201	$253	$201	$40	$(437)		$1,258
Reportable segment margins	17.5%	6.1%	9.6%	4.9%
Identifiable assets	$1,602	$1,883	$874	$427	$920		$5,706
Capital expenditures	87	45	16	8	45		201
Depreciation	58	48	28	9	26		169

	2013
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$6,002	$1,342	$2,005	$832	$5		$10,186
Intersegment transfers		2,409	9	39	(2,457)
Total net sales and intersegment transfers	$6,002	$3,751	$2,014	$871	$(2,452)		$10,186
Segment profit	$991	$242	$170	$39			$1,442
Interest expense					$(63)		(63)
Administrative expenses and other					(293)		(293)
Income before income taxes	$991	$242	$170	$39	$(356)		$1,086
Reportable segment margins	16.5%	6.5%	8.4%	4.5%
Identifiable assets	$1,668	$1,762	$964	$485	$1,504		$6,383
Capital expenditures	73	40	15	7	32		167
Depreciation	55	45	29	10	20		159

	2012
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative		Consolidated Totals
Net external sales	$5,410	$1,322	$1,961	$836	$5		$9,534
Intersegment transfers		2,320	7	47	(2,374)
Total net sales and intersegment transfers	$5,410	$3,642	$1,968	$883	$(2,369)		$9,534
Segment profit	$862	$217	$147	$81			$1,307
Interest expense					$(43)		(43)
Administrative expenses and other					(357)	(1)	(357)
Income before income taxes	$862	$217	$147	$81	$(400)		$907
Reportable segment margins	15.9%	6.0%	7.5%	9.2%
Identifiable assets	$1,374	$1,701	$987	$485	$1,688		$6,235
Capital expenditures	67	47	14	9	20		157
Depreciation	49	43	30	10	20		152

(1)	Includes $80 pre-tax charge related to DOL Settlement. See Note 9.